--------------------------------------------------------------------------------
ANNUAL REPORT                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                    JOHNSON
                                ---------------
                                  Mutual Funds






 -     Johnson Growth Fund
 -     Johnson Opportunity Fund
 -     Johnson Realty Fund
 -     Johnson Fixed Income Fund
 -     Johnson Municipal Income Fund




                               INVESTMENT ADVISER:

                        Johnson Investment Counsel, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                                  513-661-3100
                                  800-541-0170

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                           DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Our Message to You............................................................1

PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
Growth Fund...................................................................2
Opportunity Fund..............................................................3
Realty Fund...................................................................4
Fixed Income Fund.............................................................5
Municipal Income Fund.........................................................6

PORTFOLIO OF INVESTMENTS
Growth Fund.................................................................7-8
Opportunity Fund...........................................................9-10
Realty Fund..................................................................11
Fixed Income Fund.........................................................12-14
Municipal Income Fund.....................................................15-16

Statement of Assets and Liabilities..........................................17

Statement of Operations......................................................18

STATEMENT OF CHANGES IN NET ASSETS
Stock Funds..................................................................19
Bond Funds...................................................................20

FINANCIAL HIGHLIGHTS
Growth Fund..................................................................21
Opportunity Fund.............................................................22
Realty Fund..................................................................23
Fixed Income Fund............................................................24
Municipal Income Fund........................................................25

Notes to the Financial Statements.........................................26-28

Report of the Independent Auditors...........................................29

Trustees, Officers, Transfer Agent,
Fund Accountant, Custodian, Auditors..................................Back Page

--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

                                                              February 23, 1999



Dear Shareholder:

The performance results during the 1998 calendar year were very good for most of the Johnson Mutual Funds. The Growth Fund outperformed the S&P 500 stock index for the second consecutive year, placing it in the top ten percent of all mutual funds. The mid-sized company Opportunity Fund also performed quite well and right in line with the S&P 400 Mid-Cap Index. Our new Realty Fund, introduced in early 1998, declined for the year, along with most of the industry as indicated by its peer group indices.

Both the Fixed Income Fund and the Municipal Income Fund had very positive returns as a result of good security selection and the decline in interest rates. More detailed commentary on each fund is included on the pages which follow.

The total assets in the five Johnson Mutual Funds have grown during these past six years to approximately $130 million. We are grateful to you for allowing us to help with your investments. Quality stock and bond investments have done very well for many years and we believe they need to be the core of almost every investment strategy.

Please let us know how we can be of help as you make decisions about your investment plans. We look forward to serving you in the years to come.


                                               Sincerely,




                                               Timothy E. Johnson, President
                                               Johnson Mutual Funds




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH FUND                         PERFORMANCE REVIEW THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------

               FOR PERIODS ENDING DECEMBER 31, 1998:

                 AVERAGE ANNUAL         SINCE
               TOTAL RETURNS (b)     INCEPTION (a)
               -----------------   ---------------
                1 YEAR  5 YEARS       6 YEARS
                ------  -------    ---------------
Growth Fund      29.10%   20.57%        18.00%
S&P 500 Index    28.59%   24.05%        21.61%


(a) Inception of the Growth Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor's 500 Index.




                                    [GRAPH]

                   $10,000 INITIAL INVESTMENT SINCE INCEPTION


            1993       1994         1995       1996     1997     1998


TOP TEN HOLDINGS:
-----------------

EMC Corporation            3.5%
Microsoft Corporation      3.4%
Cisco Systems, Inc.        3.3%
General Electric Company   3.2%
Kroger Company             3.0%
Mobil Corporation          2.8%
Fannie Mae                 2.7%
Medtronic, Inc.            2.7%
Pfizer, Inc.               2.6%
Staples, Inc.              2.6%



HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?



The rate of return on the Growth Fund in 1998 was 29.1%, which exceeded Standard & Poor's 500 Index return of 28.6%. The S&P 500 Index has been a difficult one to beat over the past four years due to the stocks with the largest dollar value in the Index generally having the highest returns. In addition, only 28% of the stocks in the Index actually had better performance than the Index itself. The Growth Fund maintained broad diversification among various industries and individual securities, thereby avoiding the higher levels of risk that concentration implies.

Both stock selection and sector weightings were contributors to the good relative performance of the Growth Fund in 1998 compared to the S&P 500 Index. The Fund held more stocks in the consumer cyclical, technology and health care sectors as compared to the Index. These were also the three best performing sectors in the market. The worst-performing sector of the S&P 500 Index was the basic industry. The Fund held a large position in this industry at the beginning of the year and held a weighting of only 50% of the Index's value by year-end. As indicated in the table of "Top Ten Holdings," EMC Corporation represented the largest holding in the Growth Fund at year-end. EMC more than tripled its return for the year.

After an unprecedented four consecutive years of better than 20% gains for the S&P 500 Index, the importance of maintaining a high quality, well diversified portfolio has increased. This characteristic is at the core of the Johnson Growth Fund philosophy.



        GROWTH FUND OBJECTIVE:    LONG-TERM CAPITAL GROWTH
        PRIMARY ASSET CATEGORY:   STOCKS OF LARGER-SIZED GROWTH COMPANIES
================================================================================

--------------------------------------------------------------------------------
OPPORTUNITY FUND                   PERFORMANCE REVIEW THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------


                       FOR PERIODS ENDING DECEMBER 31, 1998:

                         AVERAGE ANNUAL            SINCE
                        TOTAL RETURNS (b)       INCEPTION (a)
                        -----------------     --------------
                        1 YEAR  3 YEARS         4.6 YEARS
                        ------  -------         ---------
Opportunity Fund        18.93%    21.05%          21.51%
S&P MidCap Index        19.09%    23.37%          20.77%


(a) Inception of the Opportunity Fund was May 16, 1994. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the dime of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor's MidCap Index.


                                    [GRAPH]

                   $10,000 INITIAL INVESTMENT SINCE INCEPTION

                         1994       1995       1996       1997        1998

Opportunity Fund
S&P MidCap Index

TOP TEN HOLDINGS:
-----------------

Bank of New York Co., Inc. 3.2%
CVS Corporation            3.0%
EMC Corporation            2.9%
Staples, Inc.              2.9%
Forest Laboratories, Inc.  2.8%
Century Telephone          2.7%
Lexmark Int'l Group, Inc.  2.7%
Ecolab, Inc.               2.7%
Rite Aid Corporation       2.6%
Reliastar Financial Corp.  2.6%


HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?

The Opportunity Fund had a return of 18.9% in 1998, compared to a return of 19.1% for the Standard & Poor's Midcap Index. The calendar year 1998 was the fifth consecutive year in which mid cap and small cap stocks underperformed large cap stocks. That underperformance has led to an unusual valuation disparity that favors midcap stocks. For instance, the S&P 500 Index traded at year-end at 28 times estimated 1998 earnings (a 28 P/E ratio). The S&P Midcap Index traded at only 20 times earnings (a 20 P/E ratio). Both Indices are expected to have comparable earnings growth in 1999. Midcap stocks are expected to have higher earnings over the following five years. This means that mid cap stocks are currently trading at a good value and represent potential for appreciation.

The Opportunity Fund provided a return in excess of the S&P Midcap Index in each of the first three quarters of 1998. During the fourth quarter of 1998, the Opportunity Fund, as well as most mid cap funds, underperformed the S&P Midcap Index. The primary reason was that the Midcap Index held 7% of it's total portfolio value in America On Line (AOL). AOL was up 150% in the fourth quarter due to Internet mania and the announcement that the stock was to be added to the S&P 500 Index at year-end. A diversified portfolio such as the Opportunity Fund was not likely to match this performance. Nevertheless, the 18.9% return for 1998 on the Opportunity Fund compares very favorably to the 12.2% average return for mid cap funds as reported by Lipper Services.

    OPPORTUNITY FUND OBJECTIVE:   LONG-TERM CAPITAL APPRECIATION

        PRIMARY ASSET CATEGORY:   STOCKS OF MEDIUM/SMALL-SIZED GROWTH COMPANIES

--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------
REALTY FUND                        PERFORMANCE REVIEW THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------


FOR PERIODS ENDING DECEMBER 31, 1998:

                      1 YEAR ENDED (a)
                             12/31/98
                      ----------------
Realty Fund                 -18.56%
NAREIT Index                -17.50%

(a) Inception of the Realty Fund was January 2, 1998. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

The total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

                                    [GRAPH]

                   $10,000 INITIAL INVESTMENT SINCE INCEPTION

                    Realty Fund         NAREIT Index


TOP TEN HOLDINGS:
-----------------

First Industrial Realty Trust      4.6%
Simon Property Group               4.4%
Archstone Communities, Inc.        4.3%
Avalon Bay Communities.            4.3%
Boston Properties                  4.3%
Highwoods Properties               4.2%
Cali Realty Trust                  4.1%
Crescent Real Estate Equities      4.1%
Prologis Trust                     4.1%
Essex Property Trust Inc.          3.9%

HOW DID THE REALTY FUND PERFORM RELATIVE TO THE MARKET?

The Johnson Realty Fund had a rate of return of -18.6% in 1998 and compares to a return of -17.5% for the National Association of Real Estate Investment Trust Index (NAREIT Index). The real estate investment trust (REIT) market place experienced a full year of dramatic underperformance relative to other domestic equity indexes.

REIT performance in the first half of 1998 was hurt by external factors that could possibly negatively impact REITs, namely the elimination of some of the tax benefits to investing in REITs. REIT performance in the second half of 1998 was hurt by the capital structure of the market participants and the lack of ability of these companies to generate and spend new capital in the real estate market.

Up until 1998, the fastest way for a REIT to grow its earnings was to buy additional properties. The market assumed that the availability of capital for these companies would continue to be readily available and that the companies would continue to buy properties that were additive to earnings. The problem arose when property values accelerated to the point were it was no longer viable for REIT companies to continue purchasing new properties, based on the prospective return associated with the property. Companies demonstrated fiscal responsibility by not over-leveraging their balance sheets, which is a long term positive. In the near term unfortunately, it means earnings growth rates, based on a certain number of new acquisitions, were overstated. As growth rates slowed, the market continued to correct and the availability of capital from the equity and debt markets was eliminated. Financially solid companies will have access to capital in 1999. The weaker ones will not.

The Realty Fund utilizes a conservative quality approach when selecting individual securities. The combination of macroeconomic factors with in-depth bottom up analysis is utilized in constructing the portfolio. The Realty Fund held most of it's REIT's in the Office and Industrial Sector, which for the year had a -14.4% return. The Fund also has a large position in the Apartment Sector, which was the third best performing property type. The best performing property sector for the year was retail, which returned -4.94% for the year. The Fund had a slightly lower weighting than the Index in this sector.


                 REALTY FUND OBJECTIVE: LONG-TERM CAPITAL GROWTH AND AVERAGE INCOME PRIMARY ASSET CATEGORY: REAL ESTATE RELATED EQUITY SECURITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND                  PERFORMANCE REVIEW THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------

FOR PERIODS ENDING DECEMBER 31, 1998:


                     AVERAGE ANNUAL        SINCE
                     TOTAL RETURNS (b)  INCEPTION (a)
                     -----------------  -------------
                     1 YEAR   5 YEARS     6 YEARS
                     ------   -------     -------
Fixed Income Fund      9.05%    6.36%       6.89%
Lehman Int. Index      8.44%    6.60%       6.89%

(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Intermediate Government Corporate Index.

                                    [GRAPH]

                   $10,000 INITIAL INVESTMENT SINCE INCEPTION


                              1993     1994     1995     1996     1997     1998

Fixed Income Fund

Lehman Intermediate
  Government Corporate Index


                                     [GRAPH]


                          FIXED FUND QUALITY ALLOCATION


AAA
AA
A
BBB

HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?

The Fixed Income Fund had a return of 9.05% in 1998, compared to a return of 8.44% for the Lehman Intermediate Government Corporate Index. This was a great year to be a high quality bond investor. The financial crisis, which began in Asia in late 1997, spread throughout the globe in 1998. The global crisis nearly created a credit crunch in the world capital markets as bond prices in the non-Treasury sectors fell dramatically in comparison to Treasuries. Yield spreads on the non-Treasury sectors approached levels not seen since the last recession as investors flocked to the safety of the U.S. Treasury market. Lower quality corporate bonds were the worst performing of all. This crisis was only averted by the Federal Reserve's 0.75% interest rate cut between late September and mid November 1998.

In this environment the Fixed Income Fund was able to outperform the Lehman Intermediate Government Corporate Bond Index. The Fund's performance was positively impacted by the longer duration of the Fund than the Index as interest rates fell about 1% in 1998. The Fund held a high position in corporate bonds which did not benefit the Fund as yield spreads moved wider. However, the Fund's emphasis on high quality, domestically oriented corporate bonds allowed the Fund's corporate bond holdings to perform better than those of the Lehman Index.

As always, the Fixed Income Fund continues to focus on only high-quality securities. Each security within the Fund is rated investment-grade quality by the National Credit Ratings Service, with nearly 90% of the assets rated "A" or better as indicated in the Quality Allocation Chart on this page. These "A" to "AAA" rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation should economic circumstances change in the future.


      FIXED INCOME FUND OBJECTIVE:   INCOME AND CAPITAL PRESERVATION
           PRIMARY ASSET CATEGORY:   INVESTMENT-GRADE GOVERNMENT/CORPORATE BONDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUNDS              PERFORMANCE REVIEW THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------

FOR PERIODS ENDING DECEMBER 31, 1998:

                          AVERAGE ANNUAL         SINCE
                         TOTAL RETURNS (b)    INCEPTION (a)
                         -----------------    -------------
                         1 YEAR    3 YEARS     4.6 YEARS
                         ------    -------     ---------
Municipal Income Fund     5.19%     3.79%        5.73%
Lehman G.O. Index         5.85%     5.65%        6.42%

(a) Inception of the Municipal Income Fund was May 16, 1994. The Data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

                                    [GRAPH]

                   $10,000 INITIAL INVESTMENT SINCE INCEPTION


                             1994       1995      1996      1997      1998
Municipal Income Fund
Lehman Five-Year G.O.
  Municipal Index

                                    [GRAPH]

                       MUNICIPAL FUND QUALITY ALLOCATION

AAA
AA
A
NR

HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?

The Municipal Income Fund had a return of 5.19% in 1998, compared to a return of 5.85% for the Lehman Five Year General Obligation Index. Like other non-Treasury sectors of the market, municipal bonds experienced difficulty matching the performance of Treasury securities in 1998. The global financial crisis caused investors to lose their appetite for everything but the most liquid U.S. Treasuries. Interest rates moved lower throughout the year and by late summer were at levels not seen in many decades. Municipalities took advantage of the lower interest rates to refinance and/or issue new debt. This caused a flood of new municipal bonds, which the marketplace was never able to quite digest. However, this environment has left municipal bonds very attractively priced and in some cases, tax-exempt municipal bonds are yielding the same level as a similar maturity U.S. Treasury Bond. This very attractive historical yield relationship between municipal bonds and Treasuries has raised the interest of bond investors, which will help support the market in the year ahead.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Roughly 70% of the securities in the Fund are rated in one of the two highest quality-rating categories (either "AAA" or "AA"), with about half actually receiving the highest quality rating. Approximately 95% of the income generated by the Fund is from Ohio municipal bonds. In addition to being exempt from Federal income taxes, most of the income earned is also exempt from Ohio State Income Tax.


     MUNICIPAL INCOME FUND OBJECTIVE:   TAX-FREE INCOME AND CAPITAL PRESERVATION
              PRIMARY ASSET CATEGORY:   INTERMEDIATE-TERM OHIO MUNICIPAL BONDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH FUND                    PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------


COMMON STOCKS                                    SHARES    DOLLAR VALUE
-------------                                    ------    ------------
BEVERAGE
    Coca-Cola Enterprises                        31,800       1,136,850
                                                          --------------
    TOTAL BEVERAGE - 2.4% ....................          $     1,136,850

CHEMICALS
    Air Products & Chemicals, Inc.               21,980         879,200
                                                          --------------
    TOTAL CHEMICALS - 1.8% ...................          $       879,200

COMPUTER HARDWARE
    Compaq Computer Corp.                        25,945       1,088,068
    Sun Microsystems Inc.*                       14,020       1,200,462
                                                          --------------
    TOTAL COMPUTER HARDWARE - 4.7% ...........          $     2,288,530

COMPUTER NETWORKING
    Cisco Systems Inc.*                          17,400       1,614,938
                                                          --------------
    TOTAL COMPUTER NETWORKING - 3.3% .........          $     1,614,938

COMPUTER PERIPHERAL
    EMC Corporation*                             19,700       1,674,500
    Lexmark International Group*                 12,000       1,206,000
                                                          --------------
    TOTAL COMPUTER PERIPHERAL - 6.0% .........          $     2,880,500

COMPUTER SOFTWARE
    Computer Associates Int., Inc.               21,400         912,175
    Microsoft Corporation*                       11,700       1,622,644
                                                          --------------
    TOTAL COMPUTER SOFTWARE - 5.2% ...........          $     2,534,819

ELECTRICAL EQUIPMENT
    General Electric Company                     15,230       1,554,412
                                                          --------------
       TOTAL ELECTRICAL EQUIPMENT - 3.2% .....          $     1,554,412

ELECTRONICS - SEMI-CONDUCTORS
    Intel Corporation                             9,900       1,173,769
                                                          --------------
       TOTAL ELECTRONICS -
          SEMI-CONDUCTORS - 2.4% .............          $     1,173,769

ENERGY SERVICES
    Halliburton Company                          21,000         622,125
    Schlumberger Ltd.                            11,200         516,600
                                                          --------------
       TOTAL ENERGY SERVICES - 2.4% ..........          $     1,138,725


FINANCIAL - INSURANCE
    Conseco Inc.                                   17,915       547,527
                                                           -------------
      TOTAL FINANCIAL - INSURANCE - 1.1% .....          $       547,527

FINANCIAL - MISCELLANEOUS
    American Express Company                       11,700     1,196,325
    Fannie Mae                                     17,500     1,295,000
                                                           -------------
      TOTAL FINANCIAL -
           MISCELLANEOUS - 5.2% ..............          $     2,491,325

FINANCIAL - REGIONAL BANKS
    Comerica Inc.                                  14,250       971,672
    Fifth Third Bancorp                            13,500       962,719
    Regions Financial Corporation                  20,000       806,250
    Summit Bancorp                                 17,500       764,531
                                                           -------------
    TOTAL FINANCIAL-REG BANKS - 7.2% .........          $     3,505,172

FOODS
    Campbell Soup Company                          16,000       880,000
    Sara Lee Corporation                           28,370       799,679
    Sysco Corporation                              31,190       855,776
                                                           -------------
      TOTAL FOODS - 5.2% .....................          $     2,535,455

HEALTH CARE - PRODUCTS
    Johnson and Johnson                            10,200       855,525
    Medtronic Corporation                          17,435     1,294,549
                                                           -------------
      TOTAL HEALTH CARE-PRODUCTS - 4.5% ......          $     2,150,074

HEALTH CARE - DRUGS
    Merck and Company                               6,300       930,431
    Pfizer, Inc.                                   10,100     1,266,919
    Schering-Plough Corporation                    22,000     1,215,500
    Smithkline Beecham PLC ADR                     17,200     1,195,400
                                                           -------------
      TOTAL HEALTH CARE - DRUGS - 9.5% .......          $     4,608,250

HOUSEHOLD PRODUCTS
    Gillette Company                               14,814       715,701
    Procter & Gamble Company                       10,400       949,650
                                                           -------------
      TOTAL HOUSEHOLD PRODUCTS - 3.4% ........          $     1,665,351

* Non Income producing security


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------
GROWTH FUND                    PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------



COMMON STOCKS                                    SHARES    DOLLAR VALUE
-------------                                    ------    ------------
INDUSTRIAL SERVICES
    Cintas Corporation                           15,000       1,056,562
    Service Corporation Int'l                    25,500         970,594
                                                          --------------
       TOTAL INDUSTRIAL SERVICES - 4.2% ............... $     2,027,156

MANUFACTURING
    Dover Corporation                            24,840         909,765
                                                          --------------
       TOTAL MANUFACTURING - 1.9% ..................... $       909,765

PETROLEUM
    Marathon Group Inc. (USX)                    26,325         793,041
    Mobil Corporation                            15,340       1,336,497
                                                          --------------
       TOTAL PETROLEUM - 4.4% ......................... $     2,129,538

RETAILING
    B.J. Wholesale Club*                         21,000         972,563
    Kroger Company*                              24,000       1,452,000
    Lowe's Company, Inc.                         23,600       1,208,025
    Office Max Inc.*                             72,000         882,000
    Rite Aid Corporation                         22,700       1,125,069
    Staples Inc.*                                28,805       1,258,418
    Walgreen Company                             19,200       1,124,400
                                                          --------------
       TOTAL RETAILING - 16.7% ........................ $     8,022,475

TELECOMMUNICATION EQUIPMENT
    Lucent Technology, Inc.                        10,650     1,171,500
                                                           -------------
      TOTAL TELECOMM EQUIPMENT - 2.4% ................. $     1,171,500

TOTAL COMMON STOCKS - 97.1% ........................... $    46,965,331
     (Common Stock Identified
        Cost $29,880,778)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
    Money Market Fund                                         1,404,497
                                                           -------------
      TOTAL CASH EQUIVALENTS - 2.9% ................... $     1,404,497
         (Cash Equivalents Identified
          Cost  $1,404,497)

TOTAL PORTFOLIO VALUE - 100.0% ........................ $    48,369,828
      (Total Portfolio Identified
        Cost $31,285,275)

    Other Assets Less Liabilities ..................... $        17,993

TOTAL NET ASSETS ...................................... $    48,387,821






* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------
OPPORTUNITY FUND               PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------


COMMON STOCKS                                   SHARES   DOLLAR VALUE
-------------                                   ------   ------------

AIRLINES
    Comair Holdings, Inc.                       23,000        776,250
                                                         -------------
       TOTAL AIRLINES - 1.6% .......................   $      776,250

BEVERAGES
    Coca-Cola Bottling Co.                      12,200        701,500
                                                         -------------
       TOTAL BEVERAGES - 1.5% ......................   $      701,500

BROADCASTING MEDIA
    Jacor Communications*                        7,000        450,625
                                                         -------------
       TOTAL BROADCASTING MEDIA - 0.9% .............   $      450,625

BUILDING MATERIALS
    Southdown, Inc.                             15,700        929,244
                                                         -------------
       TOTAL BUILDING MATERIALS - 1.9% .............   $      929,244

CHEMICALS
    Cabot Corporation                           21,000        586,687
    Ecolab Inc.                                 35,600      1,288,275
    International Specialty
        Products Inc.*                          42,500        576,406
    RPM, Inc.                                   31,250        500,000
                                                         -------------
       TOTAL CHEMICALS - 6.1% ......................   $    2,951,368

COMPUTER SOFTWARE
    America Online, Inc.*                        4,500        720,000
    BMC Software, Inc.*                         19,000        846,688
    Sterling Commerce Inc.*                     14,555        654,975
    Sungard Data Systems, Inc.*                 23,500        932,656
                                                         -------------
       TOTAL CPU. SOFTWARE - 6.5% ..................   $    3,154,319

COMPUTER PERIPHERAL
    EMC Corporation*                            16,500      1,402,500
    Lexmark Int'l Group Inc.*                   13,000      1,306,500
       TOTAL COMPUTER
                                                         -------------
          PERIPHERAL - 5.6% ........................   $    2,709,000

ELECTRONICS - DISTRIBUTORS
    Ingram Micro, Inc.*                          8,000        279,000
       TOTAL ELECTRONICS -
                                                         -------------
          DISTRIBUTORS - 0.6% ......................   $      279,000


ELECTRONICS - SEMICONDUCTORS
    Advanced Micro Devices Inc.*                 37,000     1,070,687
    Altera Corporation*                          15,000       913,125
    Vitesse Semiconductor Corp.*                 26,000     1,186,250
      TOTAL ELECTRONICS -
                                                         -------------
         SEMICONDUCTORS - 6.6% .....................   $    3,170,062

ENERGY SERVICES
    Devon Energy Corporation                     12,000       368,250
    Smith International, Inc.*                   14,000       352,625
                                                         -------------
      TOTAL ENERGY SERVICES - 1.5% .................   $      720,875

FINANCIAL - BROKERAGE
    Provident Financial Group                    10,000       377,500
    T. Rowe Price Associates, Inc.               17,000       582,250
                                                         -------------
      TOTAL FINANCIAL - BROKERAGE - 2.0% ...........   $      959,750

FINANCIAL - INSURANCE
    AON Corporation                              17,000       941,375
    Reliastar Financial Corporation              26,700     1,231,538
                                                         -------------
      TOTAL FINANCIAL - INSURANCE - 4.5% ...........   $    2,172,913

FINANCIAL - REGIONAL BANKS
    Bank of New York Co., Inc.                   38,200     1,537,550
    First Tennessee National Corp.               28,000     1,065,750
    Southtrust Corporation                       31,200     1,152,450
      TOTAL FINANCIAL -
                                                         -------------
         REGIONAL BANKS - 7.8% .....................   $    3,755,750

FOODS
    Performance Food Group                       17,500       492,188
    Smucker (JM) Co., Cl. A*                     16,000       396,000
    Tootsie Roll Industries                      17,338       678,349
                                                         -------------
      TOTAL FOODS - 3.2% ...........................   $    1,566,537

HEALTH CARE - DRUGS
    Centocor, Inc.*                              21,500       970,187
    Elan Corporation PLC, ADR*                   16,000     1,113,000
    Forest Lab. Inc. Class A*                    25,200     1,340,325
    Mylan Laboratories                           31,700       998,550
                                                         -------------
      TOTAL HEALTH CARE - DRUGS - 9.2% .............   $    4,422,062


* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------
OPPORTUNITY FUND               PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------


COMMON STOCKS                                   SHARES   DOLLAR VALUE
-------------                                   ------   ------------

HEALTH CARE - PRODUCTS
    Safeskin Corporation*                       15,000        361,875
    Sybron International Corp.                  29,500        802,031
       TOTAL HEALTH CARE -
                                                         -------------
          PRODUCTS - 2.4%...................           $    1,163,906

HEALTH CARE - SERVICES
    Stewart Enterprises, Inc.                   36,000        801,000
       TOTAL HEALTH CARE -
                                                         -------------
          SERVICES - 1.7%...................           $      801,000

INDUSTRIAL SERVICES
    Cintas Corporation                           7,200        507,150
    G & K Services, Inc., Class A               22,000      1,171,500
                                                         -------------
       TOTAL INDUSTRIAL SERVICES - 3.5%.....           $    1,678,650

LODGING - HOTEL
    Royal Caribbean Cruise                      10,000        370,000
                                                         -------------
       TOTAL LODGING - HOTEL - 0.8%.........           $      370,000

NATURAL GAS
    National Fuel Gas Company                   12,000        542,250
    Peoples Energy Corporation                  16,000        638,000
                                                         -------------
       TOTAL NATURAL GAS - 2.4%.............           $    1,180,250

OFFICE SUPPLIES
    Herman Miller, Inc.                         35,000        940,625
    Office Depot, Inc.*                         24,000        886,500
    Staples, Inc.*                              31,500      1,376,156
                                                         -------------
       TOTAL OFFICE SUPPLIES - 6.6%.........           $    3,203,281

OIL AND GAS
    Weatherford International*                   7,000        135,625
                                                         -------------
       TOTAL OIL AND GAS - 0.3%.............           $      135,625


RETAILING
    BJ's Wholesale Club Inc.*                    22,500     1,042,031
    CVS Corporation                              26,489     1,456,895
    Dollar General Corporation                   15,800       373,275
    Gap, Inc.                                    21,000     1,181,250
    Rite Aid Corporation                         25,000     1,239,063
    Tandy Corporation                            12,500       514,844
                                                         -------------
      TOTAL RETAILING - 12.1%...............           $    5,807,358

TELECOMMUNICATION SERVICES
    Century Tele Enterprises, Inc.               19,500     1,316,250
    Cincinnati Bell, Inc.                        20,000       756,250
    Qwest Communications Int'l*                  16,325       816,250
                                                         -------------
      TOTAL TELECOM. SERVICES - 6.0%........           $    2,888,750

WASTE MANAGEMENT
    Waste Management, Inc.                       17,950       836,919
                                                         -------------
      TOTAL WASTE MANAGEMENT - 1.7%.........          $      836,919

TOTAL COMMON STOCKS - 97.0%                            $   46,784,994
    (Common Stock Identified Cost $30,678,811)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
      Money Market Fund                                     1,427,417
                                                         -------------
      TOTAL CASH EQUIVALENTS - 3.0%                    $    1,427,417
         (Cash Equivalents Identified
           Cost $1,427,417)

TOTAL PORTFOLIO VALUE - 100.0%                         $   48,212,411
    (Total Portfolio Identified Cost $32,106,228)

    Other Assets Less Liabilities...........           $          245

TOTAL NET ASSETS............................           $   48,212,656


* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
REALTY FUND                     Portfolio of Investments as of December 31, 1998
--------------------------------------------------------------------------------


Common Stocks (REITS)                                 Shares   Dollar Value
---------------------                                 ------   ------------
APARTMENTS
 Apartment Investment
  and Management, Co.                                   5,245        195,048
 Archstone Communities Trust                           10,655        215,764
 Avalon Bay Communities, Inc.                           6,392        218,926
 BRE Properties, Inc.                                   6,130        151,717
 Camden Property Trust                                  5,815        151,190
 Equity Residential
  Properties Trust                                      3,475        140,520
 Essex Property Trust, Inc.                             6,570        195,457
 Post Properties, Inc.                                  5,055        194,302
                                                                  ----------
  TOTAL APARTMENTS - 29.0% . . . . . . . . . . . . . . . . .      $1,462,924

LODGING/HOTELS
 Boykin Lodging Company                                 5,080         62,865
 Patriot American
  Hospitality, Inc.                                    27,625        165,750
                                                                  ----------
  TOTAL LODGING/HOTELS - 4.6% . . . . . . . . . . . . . . . .     $  228,615

OFFICE/INDUSTRIAL
 Bedford Property Investors, Inc.                       8,025        135,422
 Boston Properties, Inc.                                7,175        218,837
 Cali Realty Corporation                                6,795        209,796
 Crescent Real Estate                                   8,980        206,540
 First Industrial Realty Trust, Inc.                    8,680        232,733
 Highwoods Properties, Inc.                             8,150        209,862
 Kilroy Realty Corporation                              6,345        145,935
 Liberty Property Trust                                 6,630        163,264
 Prentiss Properties Trust                              8,350        186,309
 Prologis Trust                                        10,005        207,604
 Spieker Properties, Inc.                               5,305        183,686
                                                                  ----------
  TOTAL OFFICE/INDUSTRIAL - 41.8% . . . . . . . . . . . . . .     $2,099,988

  RETAIL
   Developers Diversified
    Realty Corporation                               8,330           147,857
   General Growth Properties                         4,635           175,551
   Macerich Company                                  4,830           123,769
   Regency Realty Corporation                        6,940           154,415
   Simon Debartolo Group, Inc.                       7,845           223,582
   Weingarten Realty Investors                       2,955           131,867
                                                                  ----------
    TOTAL RETAIL - 19.1% . . . . . . . . . . . . . . . . .           957,041

  STORAGE
   Sovran Self-Storage, Inc.                         3,100            77,889
                                                                  ----------
    Total Storage - 1.6% . . . . . . . . . . . . . . . . .            77,889

  TOTAL COMMON STOCKS - 96.1% . . . . . . . . . . . . . .         $4,826,457
   (Common Stock Identified
      Cost $5,847,740)

  CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves
    Money Market Fund                                                193,513
                                                                  ----------
    Total Cash Equivalents - 3.9% . . . . . . . . . . . .         $  193,513
      (Cash Equivalents Identified
        Cost $193,513)

  TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . .        $5,019,970
   (Total Portfolio Identified
     Cost $6,041,253)

   Other Assets Less Liabilities . . . . . . . . . . . . .        $  37,531

  TOTAL NET ASSETS . . . . . . . . . . . . . . . . . .  .         $5,057,501





    The accompanying notes are an integral part of the financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND               Portfolio of Investments as of December 31, 1998
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES - BONDS                                         FACE            VALUE
-------------------------------                                         ----            -----
BANK BONDS - MAJOR REGIONAL
 Banc One Corp., 9.875%, 3/1/09                                        250,000          329,688
 Comerica Bank Sub. Note,
  6.875%, 3/1/08                                                       250,000          270,000
 First Union Corp., 7.5%, 7/15/06                                      500,000          555,000
 Mellon Financial Co., 6.70%, 3/01/08                                  500,000          531,875
 NBD Bancorp, 7.125%, 5/15/07                                          400,000          444,500
 PNC Funding Corp., 6.875%, 7/15/07                                    400,000          430,500
 Provident Bank, 6.375%, 1/15/04                                       500,000          509,375
 Star Bank N.A., 6.625%, 12/15/06                                      400,000          421,000
                                                                                  -------------
  TOTAL MAJOR REGIONAL BANKS - 14.8% . . . . . . . . . . . . . . . . . . . . .    $   3,491,938


BANK BONDS - MONEY CENTER
 Bankers Trust NY Corp.,
  7.15%, 8/14/12                                                       400,000          412,000
                                                                                  -------------
  TOTAL MONEY CENTER BANKS - 1.7% . . . . . . . . . . . . . . . . . . . . . . .   $     412,000

CAPITAL EQUIPMENT
 Dover Corp., 6.25%, 6/1/08                                            500,000          528,125
 G.E. Corp. Medium Term Note,
  6.87%, 12/29/99                                                      250,000          254,272
 Honeywell, Inc., 7.125%, 4/15/08                                      400,000          436,500
 IBM Corp., 6.45%, 8/1/07                                              300,000          322,125
                                                                                  -------------
  TOTAL CAPITAL EQUIPMENT - 6.5% . . . . . . . . . . . . . . . . . . . . . . .    $   1,541,022

CHEMICALS
 Hercules, Inc., 6.625%, 6/1/03                                        250,000          255,313
                                                                                  -------------
  TOTAL CHEMICALS - 1.1%  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     255,313

ELECTRIC UTILITIES
 Carolina Power & Light Co.,
  6.75%, 10/1/02                                                       250,000          262,813
 Louisville Gas & Electric Co.,
  7.50%, 7/1/02                                                         25,000           25,250
 Midwest Power Corp.,
  7.00%, 2/15/05                                                       200,000          214,000
 Pacific Gas & Electric Co.,
  6.875%, 12/1/99                                                       40,000           40,150
 Union Electric Power Co.,
  First Mortgage, 6.875%, 8/1/04                                       200,000          216,000
                                                                                  -------------
  TOTAL ELECTRIC UTILITIES - 3.2% . . . . . . . . . . . . . . . . . . . . . . .   $     758,213

ENTERTAINMENT AND LEISURE
 Mattel Inc., 6.125%, 7/15/05                                   500,000                 512,500
 Walt Disney Co.,
  5.80%, 10/27/08                                               400,000                 411,500
                                                                               ----------------
  TOTAL ENTERTAINMENT AND LEISURE - 3.9%  . . . . . . . . . . . . . . .        $        924,000

FINANCIAL - SERVICES
 American General Finance,
  8.125%, 8/15/09                                               120,000                 139,950
 CIT Group Holdings,
  8.375%, 11/1/01                                               250,000                 268,437
 Household Finance Corp.
   Senior Note, 6.875%, 3/1/03                                  700,000                 728,875
                                                                               ----------------
  TOTAL FINANCIAL - SERVICES - 4.8% . . . . . . . . . . . . . . . . . .        $      1,137,262

FOOD AND BEVERAGE
 Sara Lee Corporation, Medium Term
   Note, 5.70%, 7/14/00                                         250,000                 252,500
                                                                               ----------------
  TOTAL FOOD AND BEVERAGE - 1.1% . . . . . . . . . . . . . . . . . . . .       $        252,500

Foreign Utilities (U.S. Dollar Denominated)
 Hydro Quebec Medium Term Note,
  6.98%, 3/01/05                                                200,000                 212,000
                                                                               ----------------
  TOTAL FOREIGN UTILITIES (US $) - 0.9%  . . . . . . . . . . . . . . . .       $        212,000

HEALTH CARE
 McKesson Corp. Series 144A,
  6/40%, 3/1/08                                                 400,000                 406,000
                                                                               ----------------
  TOTAL HEALTH CARE - 1.7%  . . . . . . . . . . . . . . . . . . . . . .        $        406,000

NATURAL GAS UTILITIES
 Enron Corp., 6.75%, 8/01/09                                    600,000                 621,750
                                                                               ----------------
  TOTAL NATURAL GAS UTILITIES - 2.6% . . . . . . . . . . . . . . . . . .       $        621,750

PETROLEUM
 Amoco Corp. Canada,
  7.25%, 12/1/02                                                200,000                 213,750
 Texaco Capital, Inc.,
  6.875%, 7/15/99                                               200,000                 201,709
                                                                               ----------------
  TOTAL PETROLEUM - 1.8% . . . . . . . . . . . . . . . . . . . . . . . .       $        415,459





    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

===============================================================================

--------------------------------------------------------------------------------
FIXED INCOME FUND               Portfolio of Investments as of December 31, 1998
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - BONDS                                        FACE                  VALUE
-------------------------------                                        ----                  -----
RAILROADS
 CSX Transportation Equipment Trust
   6.07%, Due 3/15/01                                                  200,000                203,250
 Union Pacific Corp.,
  6.25%, 3/15/99                                                       250,000                250,313
                                                                                  -------------------
  TOTAL RAILROADS - 1.9%  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           453,563

RETAILING
 Gap Inc., 6.90%, 9/15/07                                              500,000                548,125
 Wal-Mart Stores, Inc., 6.375%, 3/1/03                                 200,000                210,250
                                                                                  -------------------
  TOTAL RETAILING - 3.2%  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           758,375

REAL ESTATE INVESTMENT TRUSTS
 Merry Land & Investment Co. Inc.,
   7.25%, 6/15/05                                                      400,000                422,500
                                                                                  -------------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS - 1.8%  . . . . . . . . . . . . . . . . .   $           422,500

SERVICES
 Service Corp. Int'l, 6.50%, 3/15/08                                   500,000                509,375
                                                                                  -------------------
  TOTAL SERVICES - 2.2% . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           509,375

TELECOMMUNICATIONS
 Cincinnati Bell, Inc., 6.24%, 12/30/03                                250,000                258,125
 GTE Corp., 7.51%, 4/1/09                                              400,000                457,000
 New York Telephone Co.,
  5.875%, 9/1/03                                                       200,000                203,000
 Southwestern Bell Corp.,
  6.375%, 4/1/01                                                       200,000                204,750
                                                                                  -------------------
  TOTAL TELECOMMUNICATIONS - 4.8% . . . . . . . . . . . . . . . . . . . . . . .   $         1,122,875

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
 FHLB, 6.10%, 12/13/10                                                 750,000                799,139
 FHLB, 7.03%, 5/6/11                                                   250,000                286,335
 FHLMA, 6.005%, 12/8/05                                                200,000                208,430
 FHLMC, 5.95%, 1/19/06                                                 400,000                417,250
 FNMA, 7.50%, 2/11/02                                                  200,000                214,132
 FNMA, 7.55%, 4/22/02                                                  200,000                215,254
 FNMA, 5.75%, 4/15/03                                                  500,000                514,247
 FNMA, 7.80%, 3/29/05                                                  200,000                206,609
 FNMA, 5.75%, 6/15/05                                                  500,000                517,655
 FNMA, 5.80%, 2/22/06                                                  450,000                464,266
 FNMA, 5.94%, 12/12/05                                                 500,000                519,239
 FNMA, 5.75%, 2/15/08                                                  500,000                518,626
 GNMA, 7.00%, 12/15/25                                                 325,711                333,549
 GNMA, 7.50%, 8/15/26                                                  282,208                291,204
                                                                                  -------------------
  TOTAL UNITED STATES GOVERNMENT
   AGENCY OBLIGATIONS - 23.3%..................................                        $    5,505,935


UNITED STATES GOVERNMENT AGENCY OBLIGATIONS -
MORTGAGE BACKED SECURITIES
 Federal Home Loan Bank Indexed
  Series MI-05, 6.27%, 4/8/05                                          400,000                401,750
 Federal Home Loan Mortgage Corp.
  Indexed Amortization Note
  6.83%, 3/20/04                                                       300,000                302,285
 FHLMC, CMO Series 1639-PD
  5.60%, 8/15/06                                                       239,814                239,869
 FHLMC, CMO Series 1660-G
  6.25%, 7/15/07                                                       250,000                253,839
 Federal Home Loan Mortgage Corp.,
  15 Year Gold, 7.00%, 3/01/11                                         265,783                271,597
                                                                                  -------------------
  TOTAL GOVERNMENT AGENCY OBLIGATIONS -
   MORTGAGE BACKED SECURITIES - 6.2% . . . . . . . . . . . . . . . . . .               $    1,469,340

UNITED STATES GOVERNMENT OBLIGATIONS
 U.S. Treasury, 6.875%, 7/31/99                                        700,000                708,797
 U.S. Treasury, 7.875%, 8/15/01                                        400,000                431,584
 U.S. Treasury, 7.50%, 11/15/01                                        200,000                215,204
 U.S. Treasury, 7.875%, 11/15/04                                       325,000                376,382
 U.S. Treasury, 6.875%, 5/15/06                                        200,000                226,534
 U.S. Treasury, 6.25%, 2/15/07                                         250,000                274,834
 U.S. Treasury, 5.50%, 2/15/08                                         400,000                423,836
                                                                                  -------------------
  TOTAL UNITED STATES GOVERNMENT
   OBLIGATIONS - 11.2% . . . . . . . . . . . . . . . . . . . . . . . . .               $    2,657,171




The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND               Portfolio of Investments as of December 31, 1998
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - BONDS                                        FACE                  VALUE
-------------------------------                                        ----                  -----

TOTAL FIXED INCOME - BONDS - 98.7% . . . . . . . . . . . . . . . . . . . . . .    $        23,326,591
 (Fixed Income Identified Cost $22,251,806)

CASH EQUIVALENTS
 Federated U.S. Treasury Cash Reserves                                                        299,078
                                                                                  -------------------
  TOTAL CASH EQUIVALENTS - 1.3%. . . . . . . . . . . . . . . . . . . . . . . .    $           299,078

   (Cash Equivalents Identified Cost $299,078)


TOTAL PORTFOLIO VALUE - 100.0%                                                    $        23,625,669
   (Total Portfolio Identified Cost $22,550,884)

   Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . . . . . .    $           365,237

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        23,990,906






     Abbreviations:

     FHLB  -  Federal Home Loan Bank
     FHLMA -  Federal Home Loan Mortgage Association
     FHLMC -  Federal Home Loan Mortgage Corporation
     FNMA  -  Federal National Mortgage Association
     GNMA  -  Government National Mortgage Association


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND         Portfolio of Investments as of December 31, 1998
--------------------------------------------------------------------------------

Municipal Bonds                               Face        Value
---------------                               ----        -----
GENERAL OBLIGATION - CITY
Akron, OH, 5.00%, 12/1/05                   100,000      105,851
Cleveland, OH, (AMBAC Insured),
  4.9%, 9/1/02                               50,000       51,926
Columbus, OH, 12.375%, 2/15/07               25,000       39,138
Loveland, OH, 4.9%, 12/1/08                 100,000      105,163
Vandalia, OH, 4.80%, 12/1/03                 75,000       78,264
Warder Library, OH, 6.25%, 12/1/03          135,000      149,111
Westlake, OH, 4.90%, 12/1/04                 50,000       52,738
Youngstown,OH, G.O. (AMBAC
  Insured), 5.10%, 12/01/11                 100,000      105,695
                                                       ---------
  TOTAL GENERAL OBLIGATION - CITY - 17.6% . . . . .    $ 687,886

GENERAL OBLIGATION - COUNTY
Anderson Township, OH Park
 District, 5.10%, 3/1/99                    100,000      100,259
Belmont County, OH (MBIA
 Insured), 5.10%, 12/1/05                    50,000       53,101
Delaware County, OH, 5.25%, 12/1/06          50,000       54,054
Hocking County, OH, 4.90%, 12/1/06           50,000       51,455
Knox County, OH, 4.75%, 12/1/09              60,000       62,147
Medina County, OH, 12.625%, 12/1/99          25,000       27,064
Montgomery County, OH,
  5.30%, 12/1/00                             75,000       77,518
Portage County, Ohio, 5.15%, 12/1/07         75,000       80,208
Trumbull County, OH, 5.25%, 12/1/05          50,000       53,548
Washington Township, OH,
 4.65%, 12/1/05                              75,000       77,089
                                                       ---------
  TOTAL GENERAL OBLIGATION - COUNTY - 16.3% . . . .    $ 636,443

HIGHER EDUCATION
Ohio State Higher Education Facilities,
 Denison University,
 4.90%, 11/01/05                             75,000       78,168
University of Cincinnati, OH General
 Receipts, 4.75%, 6/1/06                     50,000       51,637
                                                       ---------
  TOTAL HIGHER EDUCATION - 3.3% . . . . . . . . . .    $ 129,805

 HOSPITAL/HEALTH
 Children's Hospital Medical Center
  (MBIA) Insured, 5.25%, 5/15/10            100,000      106,104
 Episcopol Retirement Homes,
  Ohio Hospital Facility Revenue,
  5.00%, 1/1/15                             100,000      101,941
 Franklin County, Ohio Hospital,
  The Children's Hospital Project,
  5.20%, 11/1/04                             50,000       52,809
Hamilton County, Ohio Hospital Facility
 Revenue, Children's Hospital
 (FGIC Insured), 5.00%, 5/15/06              50,000       52,412
Hamilton County, Ohio
  Twin Towers Health
 Care Facility, 5.25%, 10/01/09             100,000      104,894
Lorain County, Ohio Hospital Facility
 Revenue Catholic Healthcare
 Partners (MBIA), 6.00%, 9/1/07              50,000       56,176
Maumee, Ohio Hospital Facility Revenue,
 St. Lukes Hospital Project
 (AMBAC Insured), 4.90%, 12/1/99             50,000       50,758
                                                       ---------
  TOTAL HOSPITAL/HEALTH - 13.5% . . . . . . . . . .    $ 525,094

REVENUE BONDS - TRANSPORTATION
 Butler County Transportation Improvement,
  (FSA Insured) 5.50%, 4/1/09               100,000      108,941
  Total Revenue Bonds -
                                                       ---------
   TRANSPORTATION - 2.8% . . . . . . . . . . . . . .   $ 108,941

 REVENUE BONDS - ELECTRIC
 Weatherford, Texas Utility System Revenue,
  (MBIA Insured), 5.10%, 9/1/03              50,000       52,530
                                                       ---------
   TOTAL REVENUE BONDS - ELECTRIC - 1.3% . . . . . .   $  52,530



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND           PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------


MUNICIPAL BONDS                                      FACE      VALUE
------------------------------------------------   --------- ----------


REVENUE BONDS - WATER AND SEWER
   Akron, OH Sewer System
    (MBIA Insured), 5.50% 12/1/07                    50,000     54,593
   Cleveland, OH Waterworks First
    Mortgage, Series G (MBIA
    Insured), 5.25%, 1/1/04                          50,000     52,830
   Cleveland, OH Waterworks Revenue,
    Series I (FSA Insured), 5.25%, 1/1/10           100,000    106,114
   Lorain, OH Water System, (AMBAC
     Insured), 4.75%, 4/01/04                        50,000     51,786
   Miamisburg, OH Sewer System
    (AMBAC Insured), 4.35%, 11/15/02                 50,000     51,013
   Montgomery County, OH Solid Waste
    (MBIA Insured), 5.125%, 11/1/08                  50,000     53,087
   Southwest Ohio Regional Water District
    Waterworks, 5.25%, 12/1/05                       50,000     53,486
   Warren County, Ohio Water and Sewer
    Line Extension, Special
    Assessment Bonds, 5.50%, 12/1/03                 50,000     53,682
      TOTAL REVENUE BONDS -
                                                             ----------
         WATER AND SEWER - 12.2%...........................  $ 476,591

SCHOOL DISTRICT
   Centerburg, OH, 5.25%, 10/15/01                   40,000     41,469
   Forest Hills, Ohio, 4.90%, 12/01/04              100,000    105,260
   Gallia County, OH, 5.00%, 3/1/03                  25,000     25,925
   Gallia County, OH, 5.00%, 3/1/04                  25,000     26,015
   Indian Valley, OH, (AMBAC
      Insured), 5.50%, 12/1/06                       50,000     54,584
   Northwestern, OH, 4.65%, 12/1/06                 105,000    106,328
   Southwestern City, OH, 6.25%, 12/1/05             50,000     54,616
   Stow, OH, 9.125%, 12/1/99                         50,000     52,489
   Sycamore Ohio Community School
    District, 4.6%, 12/01/11                        100,000     99,486
   West Geauga, OH, (AMBAC Insured),
     5.45%, 11/1/04                                  50,000     53,827
   Westlake, OH, 4.85%, 12/1/03                     100,000    104,574
                                                             ----------
      TOTAL SCHOOL DISTRICT - 18.7% .......................  $ 724,573



  STATE AGENCY - BUILDING AUTHORITY
    Ohio State Building Authority,
      Administration Building Fund
      6.40%, 10/1/01                                  50,000      53,546
    Ohio State Building Authority,
      Administrative Building Fund
      (MBIA Insured), 5.40%, 10/1/02                  90,000      95,030
    Ohio State Building Authority,
       Ohio Center For The Arts,
      5.45%, 10/1/07                                 100,000     109,697
    Ohio State Building Authority,
       State Correctional Facilities
      6.50%, 10/1/01                                  50,000      53,675
        TOTAL STATE AGENCY -
                                                             ------------
        BUILDING AUTHORITY - 8.0% .........................  $   311,948

  STATE AGENCY - EDUCATION
    Ohio State Elementary
      and Secondary Education
      (FSA Insured), 5.0%, 12/1/07                   100,000     105,839
    Ohio State Higher Education
      Facilities, 5.90%, 12/1/05                      50,000      53,312
                                                             ------------
        TOTAL STATE AGENCY - EDUCATION - 4.1% .............. $   159,151

  TOTAL FIXED INCOME -
    MUNICIPAL BONDS - 97.8% ................................ $ 3,812,962
      (Municipal Bonds Identified Cost $3,668,287)

  CASH EQUIVALENTS
    Federated Ohio Municipal Cash Trust                           85,415
                                                              -----------
      TOTAL CASH EQUIVALENTS - 2.2% ........................ $    85,415
        (Cash Identified Cost  $85,415)

  TOTAL PORTFOLIO VALUE - 100.0% ........................... $ 3,898,377
      (Total Portfolio Identified Cost $3,753,702)
    Other Assets Less Liabilities..........................  $    31,497

  TOTAL NET ASSETS ......................................... $ 3,929,874


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                         DECEMBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                      STOCK FUNDS                               BOND FUNDS
                                     -----------------------------------------------  -------------------------------

                                                                                          FIXED          MUNICIPAL
                                        GROWTH        OPPORTUNITY        REALTY           INCOME          INCOME
                                         FUND             FUND            FUND             FUND            FUND
                                -------------------  ---------------  --------------  ---------------  --------------
ASSETS:
   Investment Securities
     at Market Value*                  $48,369,828      $48,212,411      $5,019,970      $23,625,669      $3,898,377
   Dividends and Interest
     Receivable                            $54,487          $36,018         $41,576         $381,892         $33,678
                                     --------------  ---------------  --------------  ---------------  --------------
       TOTAL ASSETS ...............    $48,424,315      $48,248,429      $5,061,546      $24,007,561      $3,932,055

LIABILITIES:
   Accrued Management Fees                 $36,494          $35,773          $4,045          $16,655          $2,181
                                     --------------  ---------------  --------------  ---------------  --------------
       TOTAL LIABILITIES ..........        $36,494          $35,773          $4,045          $16,655          $2,181

NET ASSETS ........................    $48,387,821      $48,212,656      $5,057,501      $23,990,906      $3,929,874


NET ASSETS CONSIST OF:
   Paid in Capital                     $31,303,138      $32,106,467      $6,178,567      $22,916,120      $3,785,190
   Undistributed Net
     Investment Income                        $135               $0              $5              $12              $8
   Undistributed Net Realized Gain
     (Loss) from Security Transactions         ($5)              $6        ($99,788)            ($11)             $1
   Net Unrealized Gain (Loss)
     on Investments                    $17,084,553      $16,106,183     ($1,021,283)      $1,074,785        $144,675
                                     --------------  ---------------  --------------  ---------------  --------------

NET ASSETS ........................    $48,387,821      $48,212,656      $5,057,501      $23,990,906      $3,929,874

Shares Outstanding ................      1,561,896        1,550,113         438,296        1,466,881         245,824

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE .........         $30.98           $31.10          $11.54           $16.36          $15.99


*Identified Cost of Securities ....    $31,285,275      $32,106,228      $6,041,253      $22,550,884      $3,753,702






     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                          DECEMBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


                                                     STOCK FUNDS                                   BOND FUNDS
                                  ---------------------------------------------------     -----------------------------
                                                                                             FIXED          MUNICIPAL
                                     GROWTH          OPPORTUNITY          REALTY            INCOME           INCOME
                                      FUND               FUND              FUND              FUND             FUND
                                  --------------     -------------     --------------     ------------     ------------
                                      1998               1998              1998              1998             1998
                                  --------------     -------------     --------------     ------------     ------------
INVESTMENT INCOME:
   Interest                             $70,068           $90,619            $14,080       $1,292,312         $177,828
   Dividends                           $372,233          $271,975           $224,540               $0               $0
                                  --------------     -------------     --------------     ------------     ------------
    TOTAL INVESTMENT INCOME .....      $442,301          $362,594           $238,620       $1,292,312         $177,828

EXPENSES:
   Gross Management Fee                $491,572          $515,483            $63,633         $260,466          $48,290
   Management Fee Waiver
    (See accompanying note #3)        ($122,067)        ($128,005)          ($39,783)        ($85,288)        ($23,454)
                                  --------------     -------------     --------------     ------------     ------------
    TOTAL EXPENSES ..............      $369,505          $387,478            $23,850         $175,178          $24,836

NET INVESTMENT INCOME ...........       $72,796          ($24,884)          $214,770       $1,117,134         $152,992

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from
    Security Transactions            $2,512,476          $512,708           ($99,788)         $56,950          $15,965
   Net Unrealized Gain (Loss)
    on Investments                   $7,713,290        $6,762,552        ($1,021,284)        $608,285          $22,910
                                  --------------     -------------     --------------     ------------     ------------


NET GAIN (LOSS) ON INVESTMENTS ..   $10,225,766        $7,275,260        ($1,121,072)        $665,235          $38,875

NET INCREASE IN ASSETS
   FROM OPERATIONS ..............   $10,298,562        $7,250,376          ($906,302)      $1,782,369         $191,867





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                           DECEMBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                      STOCK FUNDS
                                   -----------------------------------------------------------------------------------

                                            GROWTH FUND                     OPPORTUNITY FUND              REALTY FUND
                                   ------------------------------     ------------------------------     -------------
                                   PERIOD ENDED     YEAR ENDED        PERIOD ENDED      YEAR ENDED       PERIOD ENDED
                                     12/31/98        12/31/97           12/31/98         12/31/97          12/31/98
                                   --------------  --------------     --------------   -------------     -------------
OPERATIONS:
   Net Investment Income                 $72,796        $177,863           ($24,884)        $32,928          $214,770
   Net Realized Gain (Loss)
     from Security Transactions       $2,512,476      $3,181,316           $512,708      $2,847,393          ($99,788)
   Net Unrealized Gain (Loss)
     on Investments                   $7,713,290      $4,619,375         $6,762,552      $4,342,324       ($1,021,284)
                                   --------------  --------------     --------------   -------------     -------------
     NET INCREASE (DECREASE) IN
       ASSETS FROM OPERATIONS .....  $10,298,562      $7,978,554         $7,250,376      $7,222,645         ($906,302)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                ($72,905)      ($177,619)                $0        ($32,962)        ($214,765)
   Net Realized Gain from
     Security Transactions           ($2,512,484)    ($3,181,370)         ($512,704)    ($2,847,390)               $0
   Net Return of Capital                      $0              $0                 $0              $0          ($51,078)
                                   --------------  --------------     --------------   -------------     -------------
     NET DECREASE IN ASSETS
       FROM DISTRIBUTIONS .........  ($2,585,389)    ($3,358,989)         ($512,704)    ($2,880,352)        ($265,843)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares      $10,741,691      $4,489,896         $8,705,583      $6,374,904        $6,402,027
   Net Asset Value of Shares Issued on
     Reinvestment of Distributions    $2,320,223      $3,552,221           $499,470      $3,931,454           $92,315
   Cost of Shares Redeemed           ($4,288,044)    ($2,183,617)       ($2,786,372)    ($1,684,251)        ($264,696)
                                   --------------  --------------     --------------   -------------     -------------
     NET INCREASE IN ASSETS FROM
       CAPITAL SHARE TRANSACTIONS .   $8,773,870      $5,858,500         $6,418,681      $8,622,107        $6,229,646

NET CHANGE IN NET ASSETS             $16,487,043     $10,478,065        $13,156,353     $12,964,400        $5,057,501

Net Assets at Beginning of Period .  $31,900,778     $21,422,713        $35,056,303     $22,091,903                $0

NET ASSETS AT END OF PERIOD .......  $48,387,821     $31,900,778        $48,212,656     $35,056,303        $5,057,501




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
    JOHNSON MUTUAL FUNDS                                      DECEMBER 31, 1998
--------------------------------------------------------------------------------

      STATEMENT OF CHANGES IN NET ASSETS


                                                                         BOND FUNDS
                                              ---------------------------------------------------------------
                                                   FIXED INCOME FUND               MUNICIPAL INCOME FUND
                                              -----------------------------     -----------------------------
                                              PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                12/31/98       12/31/97           12/31/98       12/31/97
                                              -------------  --------------     -------------  -------------
      OPERATIONS:
        Net Investment Income                   $1,117,134        $991,103          $152,992       $144,680
        Net Realized Gain (Loss)
           from Security Transactions              $56,950         $34,654           $15,965         $1,607
        Net Unrealized Gain (Loss)
           on Investments                         $608,285        $415,756           $22,910        $71,818
                                              -------------  --------------     -------------  -------------
           NET INCREASE (DECREASE) IN
              ASSETS FROM OPERATIONS ........   $1,782,369      $1,441,513          $191,867       $218,105

      DISTRIBUTIONS TO SHAREHOLDERS:
        Net Investment Income                  ($1,117,058)      ($991,205)        ($152,953)     ($144,712)
        Net Realized Gain from
           Security Transactions                  ($39,907)             $0          ($15,964)       ($1,427)
                                              -------------  --------------     -------------  -------------

           NET DECREASE IN ASSETS
              FROM DISTRIBUTIONS ............  ($1,156,965)      ($991,205)        ($168,917)     ($146,139)

      CAPITAL SHARE TRANSACTIONS:
        Proceeds From Sale of Shares            $8,764,787      $3,804,230        $2,219,947     $1,550,612
        Net Asset Value of Shares Issued on
           Reinvestment of Dividends/Gains        $739,042        $843,824           $52,780        $46,997
        Cost of Shares Redeemed                ($5,013,211)    ($2,362,597)      ($2,272,306)     ($577,731)
                                              -------------  --------------     -------------  -------------
           NET INCREASE IN ASSETS FROM
              CAPITAL SHARE TRANSACTIONS ....   $4,490,618      $2,285,457              $421     $1,019,878

      NET CHANGE IN NET ASSETS                  $5,116,022      $2,735,765           $23,371     $1,091,844

      Net Assets at Beginning of Period .....  $18,874,884     $16,139,119        $3,906,503     $2,814,659

      NET ASSETS AT END OF PERIOD ...........  $23,990,906     $18,874,884        $3,929,874     $3,906,503




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               GROWTH FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE GROWTH FUND:

                                                                YEAR ENDED DECEMBER 31
                                           -----------------------------------------------------------------------
                                               1998        1997        1996        1995        1994        1993
                                           ----------- ----------- ----------- -----------  ----------  ----------
         Net Asset Value
            Beginning of Period .........       $25.38      $21.16      $18.86      $14.82      $15.71      $15.00

         OPERATIONS:
            Net Investment Income                $0.05       $0.16       $0.19       $0.24       $0.24       $0.18
            Net Gains (Losses) on Securities
               (Realized & Unrealized)           $7.32       $7.01       $2.98       $4.41      ($0.89)      $0.71
                                           ----------- ----------- ----------- -----------  ----------  ----------
         TOTAL OPERATIONS ...............        $7.37       $7.17       $3.17       $4.65      ($0.65)      $0.89

         DISTRIBUTIONS:
            Dividends from Net
               Investment Income                ($0.05)     ($0.16)     ($0.19)     ($0.24)     ($0.24)     ($0.18)
            Distributions from Net
               Realized Capital Gains           ($1.72)     ($2.79)     ($0.68)     ($0.37)      $0.00       $0.00
                                           ----------- ----------- ----------- -----------  ----------  ----------
         TOTAL DISTRIBUTIONS ............       ($1.77)     ($2.95)     ($0.87)     ($0.61)     ($0.24)     ($0.18)

         Net Asset Value
            End of Period ...............       $30.98      $25.38      $21.16      $18.86      $14.82      $15.71

         TOTAL RETURN ...................        29.10%      33.96%      16.85%      31.61%      (4.22%)      5.93%

         Net Assets, End of Period
            (Millions) ..................       $48.40      $31.90      $21.42      $14.87       $9.30       $6.58

         RATIOS AFTER FEE WAIVERS: (1)
            Ratio of Expenses to
               Average Net Assets .......         0.95%       0.97%       1.00%       1.00%       1.00%       1.00%
            Ratio of Net Income to
               Average Net Assets  ......         0.19%       0.65%       0.99%       1.42%       1.65%       1.38%

         Portfolio Turnover Rate........         39.71%      54.44%      26.78%      52.91%      30.38%      23.57%



--------------------------------------------------------------------------------

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95% for 1998. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2000. Assuming no waiver of management fee expenses, the Growth Fund ratios would have been for the period 1/1/98 - 11/17/98: Expenses to Average Net Assets: 1.30% and Net Income to Average Net Assets: -0.16% and for the period 11/18/98 - 12/31/98: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 0.14%.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           OPPORTUNITY FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE OPPORTUNITY
FUND:

                                                               YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------    5/16/94-
                                                        1998        1997        1996        1995      12/31/94
                                                    ----------- ----------- -----------  ----------  ----------
              Net Asset Value
                 Beginning of Period . ..........        $26.44      $22.65      $19.42      $15.70      $15.00

              OPERATIONS:
                 Net Investment Income                   ($0.02)      $0.03       $0.06       $0.08       $0.05
                 Net Gains (Losses) on Securities
                   (Realized & Unrealized)                $5.02       $6.13       $4.43       $3.89       $0.70
                                                    ----------- ----------- -----------  ----------  ----------
              TOTAL OPERATIONS ..................         $5.00       $6.16       $4.49       $3.97       $0.75

              DISTRIBUTIONS:
                 Dividends from Net
                   Investment Income                      $0.00      ($0.03)     ($0.06)     ($0.08)     ($0.05)
                 Distributions from Net
                   Realized Capital Gains                ($0.34)     ($2.34)     ($1.20)     ($0.17)      $0.00
                                                    ----------- ----------- -----------  ----------  ----------
              TOTAL DISTRIBUTIONS . .............        ($0.34)     ($2.37)     ($1.26)     ($0.25)     ($0.05)

              Net Asset Value
                 End of Period ..................        $31.10      $26.44      $22.65      $19.42      $15.70

              TOTAL RETURN ......................         18.93%      27.26%      23.10%      25.27%       4.99%

              Net Assets, End of Period
                 (Millions) .....................        $48.20      $35.06      $22.09      $15.19       $6.29

              RATIOS AFTER FEE WAIVERS: (1)
                 Ratio of Expenses to
                   Average Net Assets (2) .......          0.95%       0.97%       1.00%       1.00%       1.00%
                 Ratio of Net Income to
                   Average Net Assets (2) .......         -0.06%       0.11%       0.28%       0.59%       1.01%

              Portfolio Turnover Rate ...........         41.46%      55.05%      46.43%      62.15%      58.73%


--------------------------------------------------------------------------------


(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95% for 1998. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2000. Assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been for the period 1/1/98 - 11/17/98: Expenses to Average Net Assets: 1.30% and Net Income to Average Net Assets: -0.11% and for the period 11/18/98 - 12/31/98: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: -0.41%.

(2) Ratios have been annualized in 1994.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               REALTY FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE REALTY FUND:

                                                                          YEAR ENDED DECEMBER 31
                                                                                 1998
                                                                              ----------

                     Net Asset Value Beginning of Period .................  $         15.00

                   OPERATIONS:
                     Net Investment Income                                             0.61
                     Net Return of Capital                                             0.12
                     Net Gains (Losses) on Securities (Realized and Unrealized)       (3.46)
                                                                                 ----------
                   TOTAL OPERATIONS ......................................  $         (2.73)


                   DISTRIBUTIONS:
                     Dividends from Net Investment Income                             (0.61)
                     Distributions from Return of Capital                             (0.12)
                     Distributions from Net realized Capital Gains                     0.00
                                                                                 ----------
                   TOTAL DISTRIBUTIONS ...................................  $         (0.73)


                     Net Asset Value at End of Period . ..................  $         11.54

                   TOTAL RETURN ..........................................           -18.56%


                     Net Assets End of Period (Millions) .................  $          5.10

                   RATIOS AFTER FEE WAIVERS: (1)
                     Ratio of Expenses to
                      Average Net Assets .................................             0.48%
                     Ratio of Net Income to
                      Average Net Assets .................................             5.17%

                   Portfolio Turnover Rate ...............................            12.07%

--------------------------------------------------------------------------------



(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser waived the management fee in entirety for the period 1/1/98 - 6/30/98. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98 - 12/31/98. The Adviser intends the final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2000. Assuming no waiver of management fee expenses, the Realty Fund ratios would have been for the period 1/1/98 - 11/17/98: Expenses to Average Net
Assets: 1.30% and Net Income to Average Net Assets: 4.35% and for the period 11/18/98 - 12/31/98: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 4.65% .




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           FIXED INCOME FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE FIXED INCOME
FUND:

                                                                       YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------
                                                     1998        1997        1996        1995        1994        1993
                                                ----------- ----------- -----------  ----------  ----------  ----------
         Net Asset Value
           Beginning of Period ..............        $15.84      $15.45      $15.84      $14.20      $15.80      $15.00

         OPERATIONS:
           Net Investment Income                      $0.86       $0.88       $0.86       $0.83       $0.80       $0.60
           Net Gains (Losses) on Securities
            (Realized & Unrealized)                   $0.55       $0.39      ($0.39)      $1.64      ($1.60)      $0.83
                                                ----------- ----------- -----------  ----------  ----------  ----------
         TOTAL OPERATIONS ...................         $1.41       $1.27       $0.47       $2.47      ($0.80)      $1.43

         DISTRIBUTIONS:
           Dividends from Net
            Investment Income                        ($0.86)     ($0.88)     ($0.86)     ($0.83)     ($0.80)     ($0.60)
           Distributions from Net
            Realized Capital Gains                   ($0.03)      $0.00       $0.00       $0.00       $0.00      ($0.03)
                                                ----------- ----------- -----------  ----------  ----------  ----------
         TOTAL DISTRIBUTIONS ................        ($0.89)     ($0.88)     ($0.86)     ($0.83)     ($0.80)     ($0.63)

         Net Asset Value
           End of Period ....................        $16.36      $15.84      $15.45      $15.84      $14.20      $15.80

         TOTAL RETURN .......................          9.05%       8.44%       3.11%      17.70%      -5.14%       9.51%

         Net Assets, End of Period
           (Millions) .......................        $24.00      $18.87      $16.14      $15.97      $12.46      $10.08

         RATIOS AFTER FEE WAIVERS: (1)
           Ratio of Expenses to
            Average Net Assets ..............          0.85%       0.85%       0.85%       0.85%       0.85%       0.85%
           Ratio of Net Income to
            Average Net Assets ..............          5.40%       5.67%       5.56%       5.54%       5.53%       5.08%

         Portfolio Turnover Rate ............         24.89%      29.33%      14.04%       4.95%       0.04%      10.14%



--------------------------------------------------------------------------------
(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85% for 1998. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2000. Assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been for the period 1/1/98 - 11/17/98: Expenses to Average Net Assets: 1.30% and Net Income to Average Net Assets: 4.95% and for the period 11/18/98 - 12/31/98: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.25%.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE MUNICIPAL INCOME FUND:

                                                               Year Ended December 31
                                                ----------------------------------------------------    5/16/94-
                                                    1998          1997         1996          1995       12/31/94
                                                -----------   -----------  ------------  -----------   ----------
            Net Asset Value
             Beginning of Period ............        $15.88        $15.57        $15.68       $14.73       $15.00

            OPERATIONS:
             Net Investment Income                    $0.64         $0.64         $0.63        $0.63        $0.39
             Net Gains (Losses) on Securities
               (Realized & Unrealized)                $0.18         $0.32        ($0.11)       $0.96       ($0.27)
                                                -----------   -----------  ------------  -----------   ----------
            TOTAL OPERATIONS ................         $0.82         $0.96         $0.52        $1.59        $0.12

            DISTRIBUTIONS:
             Dividends from Net
               Investment Income                     ($0.64)       ($0.64)       ($0.63)      ($0.63)      ($0.39)
             Distributions from Net
               Realized Capital Gains                ($0.07)       ($0.01)        $0.00       ($0.01)       $0.00
                                                -----------   -----------  ------------  -----------   ----------
            TOTAL DISTRIBUTIONS .............        ($0.71)       ($0.65)       ($0.63)      ($0.64)      ($0.39)

            Net Asset Value
             End of Period ..................        $15.99        $15.88        $15.57       $15.68       $14.73

            TOTAL RETURN ....................          5.19%         6.23%         3.43%       10.88%        0.81%

            Net Assets, End of Period
             (Millions) .....................         $3.90         $3.90         $2.81        $2.28        $1.49

            RATIOS AFTER FEE WAIVERS: (1)
             Ratio of Expenses to
               Average Net Assets (2) .......          0.65%         0.63%         0.75%        0.68%        0.01%
             Ratio of Net Income to
               Average Net Assets (2) .......          4.01%         4.19%         4.18%        4.28%        5.46%

            Portfolio Turnover Rate .........         20.70%         9.95%         6.25%        7.81%        0.00%



--------------------------------------------------------------------------------
(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65% for 1998. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2000. Assuming no waiver of management fee expenses, the Municipal income Fund ratios would have been for the period 1/1/98 - 11/17/98: Expenses to Average Net Assets: 1.15% and Net Income to Average Net Assets: 3.51% and for the period 11/18/98 - 12/31/98:
Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets:
3.66%.

(2) Ratios were annualized in 1994.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1)     ORGANIZATION:
The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.

2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION AND TRANSACTIONS:
The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

INCOME TAXES:
It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies.
Accordingly, no tax provision is required.

3)     INVESTMENT ADVISORY AGREEMENT:
The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and Opportunity Fund paid the Adviser a management fee at the annual rate of 0.95% of the Funds' average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund's average daily net assets, both of which are accrued daily and paid monthly. The Realty Fund did not pay the Adviser a management fee for the period January 1 - June 30, 1998, due the Adviser's waiver of the management fee. The Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of the Fund's average daily net assets for the period July 1 - December 31, 1998, which was accrued daily and paid monthly.




--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Adviser has received management fees for the period January 1 - December 31, 1998 as follows:

Growth Fund                     $369,505        Opportunity Fund      $387,478
Realty Fund                     $ 23,850        Fixed Income Fund     $175,178
Municipal Income Fund           $ 24,836

The Adviser amended the management agreements with the Funds on November 18, 1998 to reduce the maximum management fee to 1.00% of the average daily net assets on all of the Johnson Funds. The Adviser then further waived the management fees on each of the Funds. The following is an illustration of the total fees and the total waivers:

                                                    WAIVERS FROM          WAIVERS FROM
                                                 PREVIOUS AGREEMENT     CURRENT AGREEMENT
   FUND                       1998 FEE RATIOS     1/1/98 - 11/17/98     11/18/98 -12/31/98
   ----                       ---------------     -----------------     ------------------

    Growth Fund                    0.95%                 0.35%                0.05%
    Opportunity Fund               0.95%                 0.35%                0.05%
    Realty Fund                    0.48%                 0.82%                0.52%
    Fixed Income Fund              0.85%                 0.30%                0.15%
    Municipal Income Fund          0.65%                 0.50%                0.35%

For all except the Realty Fund, the Adviser intends the fee waivers from the current agreements to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2000. For the Realty Fund, the Adviser intends the fee waiver of 0.05% to generate a maximum annual management fee of 0.95%, to be permanent, although the Adviser has the right to remove this fee waiver any time after April 30, 2000.

4)     RELATED PARTY TRANSACTIONS:
All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each of the three outside Trustees received compensation during the 12 months ending December 31, 1998 of $3,000 for his responsibilities as trustee and has received no additional compensation from the Trust. Total compensation for the Trustees as a group was $9,000 in 1998.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1998, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)     PURCHASES AND SALES OF SECURITIES:
During the 12 months ended December 31, 1998, purchases and sales of investment securities aggregated:

                          Investment Securities Other Than
                             Short-Term Investments and
                             U.S. Government Obligations     U.S. Government Obligations
             FUND              PURCHASES         SALES         PURCHASES        SALES
    Growth Fund                $20,665,829    $15,453,902    $           0   $           0
    Opportunity Fund           $21,621,998    $16,862,935    $           0   $           0
    Realty Fund                $ 6,504,108    $   505,491    $           0   $           0
    Fixed Income Fund          $ 7,325,231    $ 4,700,464    $1,123,719      $     386,499
    Municipal Income Fund      $   880,911    $   785,009    $           0   $           0


--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6)     CAPITAL SHARE TRANSACTIONS:
As of December 31, 1998, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - DECEMBER 31, 1998:

                                                                                         FIXED     MUNICIPAL
                                                GROWTH       OPPORTUNITY    REALTY       INCOME      INCOME
                                                 FUND            FUND        FUND         FUND        FUND
                                              ---------       ---------     -------    ---------   ---------
    Shares Sold to Investors                    378,709         305,003     453,273      538,983     138,727
    Shares Issued on Reinvestment Dividends      75,295          16,430       7,702       45,641       3,308
                                              ---------       ---------     -------    ---------   ---------
    Subtotal                                    454,004         321,433     460,975      584,624     142,035
    Shares Redeemed                           (149,213)        (97,262)    (22,679)    (309,593)   (142,193)
                                              ---------       ---------     -------    ---------   ---------
    Net Increase/Decrease                       304,791         224,171     438,296      275,031       (158)
    SHARES OUTSTANDING:
    December 31, 1997 (Beginning of           1,257,105       1,325,942           0    1,191,850     245,982
    Period)
    December 31, 1998 (End of Period)         1,561,896       1,550,113     438,296    1,466,881     245,824


7)     SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned on December 31, 1998 was the same as identified cost. As of December 31, 1998 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                  NET
                                                              APPRECIATION
    FUND                     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
    ----                     ------------   --------------   --------------

    Growth Fund                $18,167,821   ($1,083,268)     $17,084,553
    Opportunity Fund           $17,165,846   ($1,059,663)     $16,106,183
    Realty Fund                $     3,819   ($1,025,102)    ($ 1,021,283)
    Fixed Income Fund          $ 1,097,551   ($   22,766)     $ 1,074,785
    Municipal Income Fund      $   146,189   ($      514)     $   144,675

9)      ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10)     RECLASSIFICATION:
In accordance with AICPA Statement of Position 93-2, the components of the net assets of the Opportunity Fund have been reclassified to the extent that the net investment loss of ($24,879) sustained during the fiscal year ended December 31, 1998, which represents a permanent difference for income tax purposes, has been reclassified as a decrease in the net capital paid in.

11)    FINANCIAL INSTRUMENTS DISCLOSURE:
There are no reportable financial instruments that have any off balance sheet risk as of December 31, 1998.




--------------------------------------------------------------------------------
                                       28

MCCURDY AND ASSOCIATES CPA'S, INC.
27955 CLEMENS ROAD
WESTLAKE, OHIO  44145



                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

      We have audited the statements of assets and liabilities including the portfolios of investments, of the Johnson Mutual Funds Trust (comprising, respectively, the Growth Fund, the Opportunity Fund, the Realty Fund, the Fixed Income Fund, and the Municipal Income Fund) as of December 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 21, 1999





--------------------------------------------------------------------------------
                                       29

                              TRUSTEES AND OFFICERS



                   Timothy E. Johnson         Trustee, President
                        John W. Craig         Trustee
                    Ronald H. McSwain         Trustee
                     Kenneth S. Shull         Trustee

                       Dale H. Coates         Vice President
                    Richard T. Miller         Vice President
                Dianna J. Rosenberger         CFO, Treasurer
                     David C. Tedford         Secretary




                       TRANSFER AGENT AND FUND ACCOUNTANT



                             Johnson Financial, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                          (513) 661-3100 (800) 541-0170



                                    CUSTODIAN



                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202



                                    AUDITORS



                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145






    This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.

--------------------------------------------------------------------------------